UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

High Income Municipal ETF (THYM)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about High Income Municipal ETF (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Municipal ETF	$16	0.32%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$27,287
  Number of Portfolio Holdings238
  Portfolio Turnover Rate45.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
California	10.2%
Puerto Rico	7.5
Texas	7.0
Ohio	6.8
Maryland	6.5
Wisconsin	6.2
Pennsylvania	6.1
Alabama	4.0
Florida	3.9
Other	41.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	25.1%
Education	16.1
Special Tax	14.0
Housing	10.9
Transportation	8.6
Industrial & Pollution Control	6.7
General Obligations - State	3.8
Solid Waste	1.6
Leasing	1.2
Other	12.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Income Municipal ETF (THYM)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1254-053 10/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
August 31, 2026

T. ROWE PRICE
THYM	High Income Municipal ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	11/19/25(1) Through
	8/31/26	2/28/26
NET ASSET VALUE
Beginning of period	$ 50.96	$ 50.00
Investment activities
Net investment income(2)(3)	1.15	0.60
Net realized and unrealized gain/loss	(1.37)	0.91
Total from investment activities	(0.22)	1.51
Distributions
Net investment income	(1.13)	(0.55)
NET ASSET VALUE(4)
End of period	$ 49.61	$ 50.96
Ratios/Supplemental Data
Total return, based on NAV(3)(4)(5)	(0.38)%	3.04%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.32%(6)	0.32%(6)
Net expenses after waivers/payments by Price Associates	0.32%(6)	0.32%(6)
Net investment income	4.52%(6)	4.34%(6)
Portfolio turnover rate(7)	45.8%	90.5%
Net assets, end of period (in thousands)	$ 27,287	$ 25,480

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return may include adjustments made in accordance with U.S.
generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.

(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions, if any.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.8%
ALABAMA 4.0%
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender 3/1/33) (1)(2)	100	99
Black Belt Energy Gas District, Series D, VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	200	208
Black Belt Energy Gas District, Series E, VRDN, 5.00%, 12/1/55 (Tender 5/1/35)	150	156
Black Belt Energy Gas District, Series E, 5.00%, 7/1/33	200	208
Black Belt Energy Gas District, Series I, 5.00%, 10/1/33	25	26
Mobile County IDA, Series 2024B, 4.75%, 12/1/54 (2)	100	92
Southeast Alabama Gas Supply District, Series A, VRDN, 5.00%, 8/1/54 (Tender 4/1/32)	100	104
Southeast Energy Auth. A Cooperative District, Series H, 5.00%, 11/1/35	200	206
		1,099
ARIZONA 2.4%
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	165	165
Arizona IDA, Series A, 5.00%, 7/15/49	200	176
Arizona IDA, Series A, 5.00%, 11/1/42	100	103
Phoenix Arizona IDA, Series A, 5.00%, 7/1/59	150	140
Sierra Vista IDA, 5.00%, 6/15/64 (1)	100	78
		662
ARKANSAS 0.4%
Arkansas DFA, Series B, 7.375%, 7/1/56 (Tender 7/1/34) (1)	100	103
		103
CALIFORNIA 10.2%
California Community Housing Agency, Series A-1, 3.00%, 8/1/56 (1)	100	67
California Community Housing Agency, Series A-1, 3.00%, 2/1/57 (1)	200	135
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	82	84
California Municipal Fin. Auth., 6.00%, 1/1/55 (1)(2)	250	259

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series 2, 4.50%, 3/20/48 (Tender 7/1/36)	100	98
California Municipal Fin. Auth., Series A, 5.25%, 9/1/55	100	99
California Municipal Fin. Auth., Series A, 5.375%, 1/1/55 (1)	125	123
California Municipal Fin. Auth., Series A, 5.50%, 7/1/65	140	129
California Municipal Fin. Auth., Series A-P3, 5.00%, 7/1/40 (1)	200	194
California Statewide CDA, 5.00%, 9/2/40 (1)	100	100
California Statewide CDA, 5.00%, 9/2/35 (1)	100	101
California Statewide CDA, Series A, 6.35%, 9/2/51 (1)	100	101
California Statewide CDA, Series A, 6.625%, 9/2/62 (1)	100	100
California Statewide CDA, Series C-1, 5.00%, 9/2/40	300	309
California Statewide CDA, Series C-2, 4.25%, 9/2/40	215	197
CMFA Special Fin. Agency VII, Series A-1, 3.00%, 8/1/56 (1)	150	101
CMFA Special Fin. Agency XII, Series A-1, 3.25%, 2/1/57 (1)	200	137
CSCDA Community Improvement Auth., Series B, 4.00%, 2/1/57 (1)	200	147
Los Angeles County Metropolitan Transportation Auth., Series A, 5.50%, 6/1/51 (3)	100	106
San Francisco City & County Airport Comm-San Francisco International Airport, Series D, 5.50%, 5/1/55 (2)	200	208
		2,795
COLORADO 1.6%
Colorado Educational & Cultural Facilities Auth., Series A, 4.375%, 6/1/36 (1)	100	97
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	100	100
Prairie Point Community Auth. Board Special Improvement District No. 1, 5.75%, 12/1/45	100	100
Vail Home Partners, 5.875%, 10/1/55 (1)	150	153
		450
CONNECTICUT 0.5%
Connecticut State HEFA, Series F, 5.00%, 7/1/37	150	150
		150

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
DELAWARE 2.1%
Delaware State Economic Dev. Auth., Series A, 4.00%, 6/1/52	400	296
Delaware State Economic Dev. Auth., Series A, 5.00%, 9/1/46	275	266
		562
DISTRICT OF COLUMBIA 1.3%
District of Columbia, Series A, 5.00%, 7/1/52	50	47
District of Columbia, Series A, Project Revenue Bond, 5.00%, 7/1/42	100	100
District of Columbia, Series A, Refunding Bond, 5.00%, 7/1/42	200	200
		347
FLORIDA 3.9%
Big Cypress Stewardship District, 5.80%, 5/1/55	100	96
Big Cypress Stewardship District, 6.00%, 5/1/57 (3)	100	99
Buckhead Trails II Community Dev. District, Series 2026, 5.50%, 5/1/46	100	98
Capital Trust Auth., Series A, 5.25%, 7/1/55 (1)	200	186
Firethorn Community Dev. District, 5.60%, 5/1/55	100	95
Florida Local Government Fin. Commission, 5.875%, 10/1/61	100	97
Highland Trails Community Dev. District, 5.85%, 5/1/56	100	96
Lake Flores Community Dev. District, 5.75%, 5/1/56	100	97
New Port Corners Community Dev. District, 5.50%, 6/15/55 (1)	100	95
Polk County IDA, 6.00%, 6/15/55 (1)	100	97
		1,056
GEORGIA 2.7%
Bartow County Tax Allocation District No. 3, 6.50%, 4/1/51 (1)	125	100
City of Cedartown, 6.25%, 4/1/56 (1)	100	96
Fulton County Residential Care Facilities for the Elderly Auth., Series A, 5.00%, 4/1/47 (1)	100	97
George L Smith II Congress Center Auth., Series A, 4.00%, 1/1/54	145	118
Rockdale County Dev. Auth., 4.00%, 1/1/38 (1)(2)	150	143

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	200	195
		749
ILLINOIS 1.8%
Chicago O'Hare International Airport, Series A, 5.50%, 1/1/59 (2)	100	102
Illinois, Series C, GO, 4.00%, 10/1/42	200	179
Illinois Fin. Auth., 5.125%, 5/15/38	40	39
Illinois Fin. Auth., Series A, 5.00%, 5/15/36	80	80
Illinois Fin. Auth., Series A, 5.625%, 8/1/53 (1)	100	101
		501
INDIANA 0.4%
Whitestown, 6.00%, 9/1/50 (1)	100	98
		98
IOWA 0.7%
Iowa Tobacco Settlement Auth., Series A2, 4.00%, 6/1/39	200	194
		194
KANSAS 0.4%
Manhattan, Series A, 5.50%, 6/1/60	100	99
		99
KENTUCKY 0.8%
Kentucky Economic DFA, Series A, 5.00%, 6/1/45	220	215
		215
MAINE 1.0%
Maine HHEFA, Series A, 4.00%, 7/1/46	60	45
Maine HHEFA, Series A, 4.00%, 7/1/41	60	47
Maine State Housing Auth., Series E, 4.90%, 11/15/55	200	194
		286
MARYLAND 6.5%
Chestertown, 6.50%, 3/1/55	100	100

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Frederick County, 6.00%, 9/1/56 (1)	100	96
Frederick County, Series A, 5.00%, 9/1/37 (1)	100	97
Gaithersburg, Series A, 5.00%, 1/1/33	125	126
Maryland CDA, Series C, 4.20%, 4/1/42	100	94
Maryland Economic Dev., Series A-P3, 5.00%, 11/12/28 (2)	40	40
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (2)	450	442
Maryland HHEFA, 4.00%, 7/1/45	150	130
Maryland HHEFA, 5.25%, 1/1/37	100	100
Maryland HHEFA, Series A, 5.50%, 1/1/46	250	251
Maryland HHEFA, Series A, 5.50%, 7/1/56	100	102
Maryland HHEFA, Series B, 4.00%, 1/1/51	100	83
Westminster, Series A, 6.00%, 7/1/34	45	45
Westminster, Series A, 6.25%, 7/1/44	65	65
		1,771
MASSACHUSETTS 2.3%
Massachusetts DFA, 5.00%, 10/1/41	30	30
Massachusetts DFA, 6.00%, 10/1/49	100	106
Massachusetts DFA, Series A, 5.00%, 7/1/54 (1)	200	185
Massachusetts DFA, Series A, 5.375%, 7/1/61 (1)	100	95
Massachusetts DFA, Series A, 5.50%, 7/1/66 (1)	100	96
Massachusetts DFA, Series Q, 5.50%, 12/1/56	100	104
		616
MICHIGAN 1.1%
Grand Rapids Economic Dev., Series A, 6.125%, 11/1/60	100	99
Kalamazoo Economic Dev., Series A, 6.25%, 8/15/61 (1)	100	101
Michigan Strategic Fund, 5.50%, 10/1/53 (1)	100	100
		300
MINNESOTA 1.2%
Minnesota Housing Fin. Agency, Series L, 4.75%, 1/1/48	250	242
Woodbury, Series A, 4.00%, 7/1/51	100	73
		315

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
MISSOURI 1.6%
Joplin IDA, 5.75%, 5/1/53	50	50
Kansas IDA, 6.00%, 1/1/48 (1)	100	101
St. Louis County IDA, Series A, 5.00%, 8/15/35	100	98
St. Louis Missouri IDA, Series A, 4.75%, 11/15/47	220	186
		435
MONTANA 0.5%
Kalispell, Series A, 5.25%, 5/15/47	50	46
Montana Facility Fin. Auth., Series A, 6.125%, 11/15/56	100	100
		146
NEVADA 0.3%
Reno, Series C, Zero Coupon, 7/1/58 (1)	500	79
		79
NEW HAMPSHIRE 1.9%
New Hampshire Business Fin. Auth., GO, 5.875%, 12/15/36 (1)	100	100
New Hampshire Business Fin. Auth., Series 1, 4.50%, 4/20/43 (Tender 3/1/36)	100	96
New Hampshire Business Fin. Auth., Series A, 5.625%, 7/1/46 (1)	25	25
New Hampshire Business Fin. Auth., Series A, 5.75%, 7/1/54 (1)	200	197
New Hampshire HEFA, 5.00%, 10/1/40	95	95
		513
NEW JERSEY 3.0%
New Jersey Economic Dev. Auth., 5.125%, 1/1/34 (2)	200	201
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	150	157
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34	40	40
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	35	33
New Jersey Higher Education Student Assistance Auth., Series B, 5.25%, 12/1/56 (2)	100	96

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46	295	285
		812
NEW YORK 3.8%
Build NYC Resource, 5.625%, 6/1/61 (1)	100	98
Genesee County Funding, Series A, 5.50%, 12/1/55	100	102
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series E-1, 3.625%, 2/1/42	200	172
New York State Dormitory Auth., 5.00%, 12/1/31 (1)	200	197
New York State Dormitory Auth., 5.00%, 7/1/27	50	50
New York Transportation Dev., 5.00%, 10/1/40 (2)	100	102
New York Transportation Dev., 6.00%, 6/30/59 (2)	200	209
Westchester County Local Dev., Series A, 6.50%, 12/1/65 (1)	100	102
		1,032
NORTH CAROLINA 1.5%
North Carolina Medical Care Commission, 4.70%, 7/1/37	80	74
North Carolina Medical Care Commission, Series A, 5.50%, 7/1/51	100	99
North Carolina Medical Care Commission, Series B-1, 4.00%, 11/1/31	160	158
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	10	10
North Carolina Medical Care Commission, Salemtowne Project, 5.375%, 10/1/45	75	75
		416
OHIO 6.8%
Blanchard Valley Port Auth., Series A, 6.25%, 1/1/46 (1)	100	100
Buckeye Tobacco Settlement Fin. Auth., Series B-2, 5.00%, 6/1/55	500	382
Columbus-Franklin County Fin. Auth., Series A, 6.05%, 1/1/46 (1)	100	101
Columbus-Franklin County Fin. Auth., Series A, 6.30%, 1/1/46 (1)	100	99
Cuyahoga County, 5.00%, 2/15/37	200	200
Lake Dev. Auth., Series A, 6.125%, 1/1/46 (1)	100	99

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Muskingum County, 5.00%, 2/15/48	100	92
Ohio Air Quality Dev. Auth., 4.25%, 1/15/38 (1)(2)	200	195
Ohio Air Quality Dev. Auth., 5.00%, 7/1/49 (1)(2)	100	90
Port of Greater Cincinnati Dev. Auth., 5.75%, 3/1/59 (1)	100	95
Summit County DFA, 6.00%, 12/1/58	250	263
Summit County DFA, Series A, 5.50%, 7/1/60 (4)	100	101
Washington County, 6.75%, 12/1/52	50	51
		1,868
OREGON 0.1%
Clackamas County Hospital Facility Auth., Series A, 5.00%, 11/15/47	25	24
		24
PENNSYLVANIA 6.1%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/33	100	106
Allentown Neighborhood Improvement Zone Dev. Auth., City Center Project, 5.375%, 5/1/42 (1)	100	101
Berks County Municipal Auth., Series A-3, 5.00%, 6/30/39	222	208
Berks County Municipal Auth., Series B-1, 6.00%, 6/30/44	50	38
Butler County Hospital Auth., 5.00%, 7/1/35	55	55
Butler County Hospital Auth., 5.00%, 7/1/39	80	76
Chester County IDA, 6.00%, 10/15/52 (1)	250	232
Lancaster County Hospital Auth., 4.75%, 7/1/37	170	162
Lycoming County Auth., Series YY1, 5.50%, 11/1/56	100	95
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (2)	200	186
Pennsylvania Economic DFA, Commonwealth of Pennyslvania Project, 6.00%, 6/30/61 (2)	200	209
Pennsylvania Higher Educational Facilities Auth., Series A, 3.125%, 11/1/29	50	48
Philadelphia Auth. for Industrial Dev., 5.00%, 11/1/47	50	49
Philadelphia Auth. for Industrial Dev., Series A, 5.00%, 7/1/42	100	95
		1,660

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
PUERTO RICO 7.5%
Puerto Rico Commonwealth, GO, VR, 11/1/51 (5)	418	303
Puerto Rico Commonwealth, GO, VR, 11/1/51 (5)	39	25
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	168	163
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/46	300	266
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	100	105
Puerto Rico Electric Power Auth., Series A, 4.80%, 7/1/29 (6)(7)	75	55
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (6)(7)	100	74
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/28 (6)(7)	25	18
Puerto Rico Electric Power Auth., Series DDD, 3.75%, 7/1/22 (6)(7)	5	4
Puerto Rico Electric Power Auth., Series DDD, 5.00%, 7/1/25 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (6)(7)	25	19
Puerto Rico Electric Power Auth., Series TT, Refunding Bond, 4.20%, 7/1/19 (6)(7)	25	18
Puerto Rico Electric Power Auth., Series TT, Settlement Bond, 4.20%, 7/1/19 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)(7)	20	15
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/19 (6)(7)	20	15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (6)(7)	15	11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)(7)	10	7
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(7)	20	15
Puerto Rico Sales Tax Fin., Series B-1, 5.00%, 7/1/58	500	480
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/46	299	107
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	100	100
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	200	198

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%, 7/1/53	21	20
		2,040
SOUTH CAROLINA 2.7%
City of Hardeeville, 6.50%, 11/1/56 (1)	100	103
Connector 2000 Association, Series A-1, Zero Coupon, 1/1/32	17	13
Connector 2000 Association, Series A-1, Zero Coupon, 7/22/51	427	70
Connector 2000 Association, Series A-1, Zero Coupon, 1/1/42	17	6
Connector 2000 Association, Series B-1, Zero Coupon, 7/22/51	76	9
Medical University Hospital Auth., 5.25%, 5/15/46	200	206
South Carolina Jobs-Economic Dev. Auth., 4.00%, 11/15/32	50	50
South Carolina Jobs-Economic Dev. Auth., 5.375%, 4/1/56	100	98
South Carolina Jobs-Economic Dev. Auth., 6.25%, 7/1/56 (1)	100	98
South Carolina Jobs-Economic Dev. Auth., Series A, 5.50%, 6/15/33	100	98
		751
SOUTH DAKOTA 0.9%
Lincoln Country, Series A, 4.00%, 8/1/41	160	137
Sioux Falls, Series A, GO, 5.70%, 11/1/61	100	97
		234
TEXAS 7.0%
Anna, 5.70%, 9/15/56 (1)	100	97
Arlington Higher Education Fin., 5.75%, 6/15/55 (1)	100	100
Arlington Higher Education Fin., Series A, 3.00%, 8/15/45	200	148
Austin Convention Enterprises, Series A, 5.00%, 1/1/30	25	25
Austin Convention Enterprises, Series B, 5.00%, 1/1/28	50	50
Brooks Dev. Auth., 5.875%, 8/15/52 (1)	100	96
Brooks Dev. Auth., Series A, 5.50%, 8/15/52 (1)	100	96
Houston Airport System Revenue, 5.50%, 7/15/35 (2)	100	106
Houston Airport System Revenue, Series A, 4.00%, 7/1/41 (2)	100	89
Lavon, 5.75%, 9/15/55	100	98
Mission Economic Dev., 4.625%, 10/1/31 (1)(2)	100	100

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Mission Economic Dev., 4.75%, 8/1/46 (Tender 8/1/36) (2)	100	101
Mission Economic Dev., Series A, 5.00%, 12/1/64 (Tender 6/1/30) (1)(2)(3)	100	102
Mission Economic Dev.,Graphic Packaging Int'l, 5.00%, 12/1/64 (Tender 6/1/30) (2)	100	103
New Hope Cultural Education Facilities Fin., 5.375%, 1/1/60	200	198
Port Beaumont Navigation District, Series A, 3.625%, 1/1/35 (1)	100	91
San Antonio Airport System, 5.50%, 7/1/60 (2)(4)	100	104
Texas Municipal Gas Acquisition & Supply, Series A, 5.25%, 3/1/37	200	212
		1,916
U.S. VIRGIN ISLANDS 0.4%
Virgin Islands Hotel Dev. Fin., Series A-1, 6.00%, 12/1/55	100	97
		97
UTAH 1.1%
Lomond Heights Public Infrastructure District, Series A-1, 5.875%, 3/1/57	100	98
Lomond Heights Public Infrastructure District, Series A-2, 5.625%, 12/1/55	100	98
Utah City West Public Infrastructure District No. 1, 5.875%, 12/1/55 (1)	100	100
		296
VIRGINIA 2.8%
Chesterfield County Health Center Commission, 5.25%, 7/1/41	100	101
Hanover County Economic Dev. Auth., 5.00%, 7/1/51	120	114
James County Economic Dev. Auth., Series A, 4.00%, 12/1/50	100	80
Norfolk Redevelopment & Housing Auth., 5.375%, 1/1/46	25	25
Norfolk Redevelopment & Housing Auth., Series A, 5.00%, 1/1/49	95	88
Prince William County IDA, 5.00%, 1/1/46	50	47
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	200	160
Virginia College Building Auth., Series A, 5.00%, 7/1/30 (1)	50	45

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

	Par	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform Project, 5.00%, 12/31/47 (2)	100	99
		759
WASHINGTON 0.3%
Washington State Housing Fin. Commission, Series A, 3.50%, 12/20/35	100	95
		95
WISCONSIN 6.2%
PFA, 4.00%, 4/1/52 (1)	200	153
PFA, 5.00%, 10/1/43 (1)	200	194
PFA, 5.30%, 2/1/46 (1)	100	97
PFA, 5.50%, 10/1/46 (1)	100	97
PFA, Series 2025, 5.75%, 6/30/60 (2)	165	169
PFA, Series A, 4.00%, 7/15/33 (1)	100	99
PFA, Series A, 5.00%, 6/1/37 (1)	150	151
PFA, Series A, 5.00%, 6/1/52 (1)	30	26
PFA, Series A, 5.00%, 7/1/45 (4)	100	101
PFA, Series A, 5.25%, 5/15/37 (1)	95	95
PFA, Series A, 5.375%, 6/1/46 (1)(2)	100	99
PFA, Series C, 4.30%, 11/1/30 (2)	100	100
Wisconsin HEFA, 5.50%, 6/1/61	100	98
Wisconsin HEFA, 6.50%, 11/1/36 (1)	100	102
Wisconsin HEFA, Series A, 5.00%, 2/15/42	100	100
		1,681
Total Municipal Securities (Cost $27,481)		27,222
Total Investments 99.8% of Net Assets (Cost $27,481)		$27,222

‡	Par is denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,352 and represents 30.6% of net assets.

(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.
(4)	Insured by Build America Mutual Assurance Company
(5)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(6)	Non-income producing
(7)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

August 31, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $27,481)	$27,222
Interest and dividends receivable	300
Cash	81
Total assets	27,603
Liabilities
Payable for investment securities purchased	309
Investment management and administrative fees payable	7
Total liabilities	316
NET ASSETS	$27,287
Net Assets Consists of:
Total distributable earnings (loss)	$(280)
Paid-in capital applicable to 550,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	27,567
NET ASSETS	$27,287
NET ASSET VALUE PER SHARE	$49.61
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
8/31/26
Investment Income (Loss)
Interest income	$615
Investment management and administrative expense	41
Net investment income	574
Realized and Unrealized Gain / Loss
Net realized loss on securities	(40)
Change in net unrealized gain / loss on securities	(684)
Net realized and unrealized gain / loss	(724)
DECREASE IN NET ASSETS FROM OPERATIONS	$(150)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	11/19/25 Through
	8/31/26	2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$574	$273
Net realized loss	(40)	—
Change in net unrealized gain / loss	(684)	425
Increase (decrease) in net assets from operations	(150)	698
Distributions to shareholders
Net earnings	(570)	(258)
Capital share transactions*
Shares sold	3,790	25,040
Shares redeemed	(1,263)	—
Increase in net assets from capital share transactions	2,527	25,040
Net Assets
Increase during period	1,807	25,480
Beginning of period	25,480	-
End of period	$27,287	$25,480
*Share information (000s)
Shares sold	75	500
Shares redeemed	(25)	—
Increase in shares outstanding	50	500
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The High Income Municipal ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025. The fund seeks to provide a high level of income exempt from federal income taxes.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock
Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In September 2026, the FASB issued Accounting Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820) – Investment Companies with Equity Securities Subject to Contractual Sale Restrictions, which requires investment companies within the scope of ASC 946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027; however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On August 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $13,553,000 and $11,643,000, respectively, for the six months ended August 31, 2026.
NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $27,481,000. Net unrealized loss aggregated $259,000 at period-end, of which $176,000 related to appreciated investments and $435,000 related to depreciated investments.
NOTE 5 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.32% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of August 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 73% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE HIGH INCOME MUNICIPAL ETF

NOTE 6 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1254-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026